Financial risk management (Details 7) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments and risk management
Maximum credit risk exposure	$ 181,603	$ 180,136
Cash and cash equivalents
Financial instruments and risk management
Maximum credit risk exposure	56,621	43,715
Financial investments
Financial instruments and risk management
Maximum credit risk exposure	0	654
Accounts receivable and contract assets
Financial instruments and risk management
Maximum credit risk exposure	115,973	127,976
Derivatives
Financial instruments and risk management
Maximum credit risk exposure	723	1,987
Other receivables (current and non-current)
Financial instruments and risk management
Maximum credit risk exposure	$ 8,286	$ 5,804